Affiliated companies and other equity-method investees - Summary of Balances and Transactions with Affiliated Companies and Other Equity-Method Investees (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 2,079,943	¥ 1,851,760	¥ 1,385,492
Non-interest expenses	1,575,901	1,450,902	1,037,443
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	333,329	183,305
Advances to affiliated companies	12,376	10,649
Other receivables from affiliated companies	8,856	5,160
Other payables to affiliated companies	4,270	5,643
Revenues	7,418	5,635	3,056
Non-interest expenses	48,755	49,810	52,796
Purchase of software, securities and tangible assets	¥ 55,099	¥ 22,904	¥ 20,945